Note 7 - Investments in Affiliates - Summarized Financial Information of Equity Method Investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2016 CNY (¥)
Current assets		¥ 1,745,693		¥ 1,195,048
Non-current assets		16,460,862		6,607,156
Current liabilities		13,022,143		6,679,656
Non-current liabilities		3,355,068		¥ 2,617
Net Revenues	$ 3,424,351	1,347,800	¥ 599,372
Gross profit	2,008,070	899,946	427,258
Income from operations	804,163	287,975	158,846
Net profit	$ 529,524	¥ 235,366	¥ 130,647